Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Interest bearing deposits
(In thousands)	December 31, 2019	December 31, 2018
Savings accounts	$10,618,629	$9,722,824
NOW, money market and other interest bearing demand deposits	16,305,007	13,221,415
Total savings, NOW, money market and other interest bearing demand deposits	26,923,636	22,944,239
Certificates of deposit:
Under $100,000	3,133,840	3,260,330
$100,000 and over	4,540,957	4,356,434
Total certificates of deposit	7,674,797	7,616,764
Total interest bearing deposits	$34,598,433	$30,561,003

Summary Of Certificates Of Deposit By Maturity Disclosures
(In thousands)
2020	$4,612,460
2021	1,149,007
2022	734,322
2023	502,572
2024	615,875
2025 and thereafter	60,561
Total certificates of deposit	$7,674,797